Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income (loss)	$ (1,597)	$ (4,946)	$ (11,086)	$ 12,068
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation expense	4,585	4,383	8,822	6,992
Loss from equity method investments				1,098
(Gain) loss on disposal of fixed assets			(319)	1,643
Gain on bargain purchase				(27,067)
Interest capitalized to notes payable to related parties			3,121	2,480
Change in operating assets and liabilities, net of acquisitions:
Accounts receivable	(601)	(1,565)	(559)	(1,299)
Due to/from related parties	(708)	1,483	(1,145)	1,054
Inventory	59	(17)	(30)	15
Prepaid expenses and other assets	709	(618)	(1,588)	(121)
Accounts payable	580	988	737	(199)
Accrued liabilities			1,544	(277)
Accrued liabilities	1,852	125
Deferred revenue			79	(99)
Customer deposits			(1)	30
Net cash provided by (used in) operating activities	4,879	(167)	(425)	(3,682)
Cash flows from investing activities:
Acquisition of fixed assets	(1,577)	(819)	(833)	(32)
Proceeds on sales of fixed assets		800	902	2,412
Acquisition of Prometheus Energy, net of cash received				969
Investments in limited liabilities companies, net of cash received				(1,879)
Net cash provided by (used in) investing activities	(1,577)	(19)	69	1,470
Cash flows from financing activities:
Payments on long-term borrowings			(2,412)	(3,580)
Proceeds from long-term borrowings from related parties			4,603	9,337
Payments on long-term borrowings from related parties	(1,672)	(19)	(1,933)	(2,657)
Proceeds from short-term notes payable	216	408	425	569
Payments on short-term notes payable	(176)	(244)	(569)	(619)
Net cash Provided by (used in) financing activities	(1,632)	145	114	3,050
Net increase (decrease) in cash and cash equivalents	1,670	(41)	(242)	838
Cash and cash equivalents, beginning of period	1,247	1,489	1,489	651
Cash and cash equivalents, end of period	$ 2,917	$ 1,448	1,247	1,489
Supplemental disclosure of cash flow information:
Interest paid			1,387	1,417
Income taxes paid			0	$ 0
Non-cash investing and financing activities:
Restructure of long-term debt			49,243
Notes receivable applied to long-term debt			(500)
Equipment acquired under capital leases			$ 1,467